SEGMENT INFORMATION	12 Months Ended
Sep. 30, 2022
Segment Reporting [Abstract]
SEGMENT INFORMATION

14. SEGMENT INFORMATION

Operating segments

The Company operates in a single reportable segment – the acquisition, development and production of oil and gas properties in the United States.

PERMEX PETROLEUM CORPORATION

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

YEARS ENDED SEPTEMBER 30, 2022 AND 2021